Income Taxes (Table 3) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current deferred tax assets	$ 290.3	$ 226.1
Non-current deferred tax assets	2,587.0	2,641.8
Current deferred tax liabilities	(0.6)	(1.5)
Non-current deferred tax liabilities	(2,369.4)	(1,554.2)
Net deferred tax asset	$ 507.3	$ 1,312.2